INTANGIBLE ASSET (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF GENERATED REVENUES AND NO ROYALTIES
Cost	$163,000
Accumulated amortization	$(15,000)
$148,000